TOTAL SALES - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	€ 55,108	€ 44,060	€ 41,649
Products transferred at a point in time
Revenues	44,173	34,552	32,862
Products and services transferred over time
Revenues	€ 10,935	€ 9,508	€ 8,787